Cash Flow Information - Summary of Non-cash Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow information [abstract]
Decrease other receivables due from related parties		$ 17,311
Write off other payables from related parties-operating activities		(782)
Write off other payables from related parties-financing activities		16,529
Additions of property, plant and equipment	$ 538,060	270,002
Change in other payables		(118,038)
Payments for acquisition of property, plant and equipment	$ 538,060	$ 151,964	$ 141,620